HOMES 2025-NQM2 TRUST ABS 15G

 Exhibit 99.8 Schedule 4

Redacted Loan ID	Loan Number	Loan Number 2	Borrower Name	State	QM/ATR Status	Initial Overall Loan Grade	Final Overall Grade	Final Credit Grade	Final Property Grade	Final Compliance Grade	Material (level 3) TRID exception?	Material (level 3) Non-TRID exception?	Active Material Exceptions	Active Non Material Exceptions	Satisfied Exceptions	Waived Exceptions	Compensating Factors	Property Type	Note Date	LTV	CLTV	Occupancy	Purpose	Credit Score	Brwr 1 Yrs in Property	Brwr 1 Occupation	Brwr 1 Yrs on Job	Total Monthly Income	Mortgage History	Cash Out Amount	DTI	FTHB Flag	Loan Doc Type	Loan Status	Review Date
3GQ5ONCMC5C	xxx		xxx	xxx	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Automated Appraisal Review Missing - EV R COMMENT: Both CU score are missing we need secondary valuation. AVM to be ordered 02/10/2022 - Received AVM as secondary valuation & condition resolved.			PUD	xxx	xxx	xxx	Investor	Purchase	737					Mos Reviewed:12 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	02/02/2022